CMG MAULDIN CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 2.6%
	COMMODITY - 2.6%
39,388	Sprott Physical Gold Trust(a)	$ 544,342
	TOTAL CLOSED END FUNDS (Cost $583,877)

	EXCHANGE-TRADED FUNDS — 97.0%
	COMMODITY - 1.9%
22,999	Invesco Optimum Yield Diversified Commodity	405,242

	EQUITY - 31.9%
1,564	Invesco Nasdaq 100 ETF	202,992
102,289	Invesco S&P 500 Downside Hedge ETF	3,562,725
4,306	Invesco S&P 500 Low Volatility ETF	277,780
3,179	Invesco S&P 500 Quality ETF	144,613
2,177	iShares Core MSCI Emerging Markets ETF	106,804
3,154	iShares Core S&P Small-Cap ETF	320,415
734	iShares MSCI USA Momentum Factor ETF	105,270
8,091	ProShares Short S&P500(a)	122,012
2,852	Schwab U.S. Large-Cap Value ETF	189,572
1,312	SPDR S&P Dividend ETF	166,047
2,001	Vanguard Dividend Appreciation ETF	306,593
30,362	Xtrackers S&P 500 ESG ETF	1,130,074
		6,634,897
	FIXED INCOME - 62.1%
6,910	iShares 0-5 Year TIPS Bond ETF	710,694
804	iShares 1-3 Year Treasury Bond ETF	66,772
1,092	iShares iBoxx $ Investment Grade Corporate Bond ETF	125,154
32,584	iShares US Treasury Bond ETF	790,488
43,378	PIMCO Enhanced Short Maturity Active ETF	4,305,700
28,714	SPDR Bloomberg 1-3 Month T-Bill ETF	2,626,470
5,046	SPDR Portfolio Long Term Treasury ETF	170,908
19,808	SPDR Portfolio TIPS ETF	566,707
3,503	Vanguard Total International Bond ETF	178,968
66,533	WisdomTree Floating Rate Treasury Fund	3,344,614
		12,886,475

CMG MAULDIN CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.0% (Continued)
	SPECIALTY - 1.1%
8,356	Invesco DB US Dollar Index Bullish Fund(a)	$ 236,391

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,686,275)	20,163,005

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
156,031	Federated Hermes Institutional Prime Obligations, Institutional Class, 1.61% (Cost $155,985)(b)	155,985

	TOTAL INVESTMENTS - 100.3% (Cost $21,426,137)	$ 20,863,332
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(63,894)
	NET ASSETS - 100.0%	$ 20,799,438

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2022.

CMG TACTICAL ALL ASSET STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 10.6%
	COMMODITY - 10.6%
37,979	Sprott Physical Gold Trust(a)	$ 524,870
	TOTAL CLOSED END FUNDS (Cost $552,421)

	EXCHANGE-TRADED FUNDS — 63.8%
	EQUITY - 63.8%
7,590	Consumer Staples Select Sector SPDR Fund	565,379
6,155	Energy Select Sector SPDR Fund	482,675
4,108	Health Care Select Sector SPDR Fund	543,899
1,326	SPDR S&P 500 ETF Trust	546,299
6,692	Utilities Select Sector SPDR Fund	494,873
5,431	Vanguard Real Estate ETF	537,452
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,046,160)	3,170,577

	SHORT-TERM INVESTMENTS — 16.2%
	MONEY MARKET FUNDS - 16.2%
804,105	Federated Hermes Institutional Prime Obligations, Institutional Class, 1.61% (Cost $803,871)(b)	803,864

	TOTAL INVESTMENTS - 90.6% (Cost $4,402,452)	$ 4,499,311
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.4%	467,436
	NET ASSETS - 100.0%	$ 4,966,747

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2022.

CMG TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.4%
	FIXED INCOME - 90.4%
15,312	SPDR Bloomberg 1-3 Month T-Bill ETF	$ 1,400,588
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,400,359)

	SHORT-TERM INVESTMENTS — 9.2%
	MONEY MARKET FUNDS - 9.2%
143,383	Federated Hermes Institutional Prime Obligations, Institutional Class, 1.61% (Cost $143,376)(a)	143,340

	TOTAL INVESTMENTS - 99.6% (Cost $1,543,735)	$ 1,543,928
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	5,961
	NET ASSETS - 100.0%	$ 1,549,889

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of July 31, 2022.